Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net (loss)/income	¥ 167,682	$ 25,771	¥ 23,946	¥ (37,853)
Other comprehensive (loss)/income, net of tax
Exchange differences arising on translation	(3,175)		5,262	10,226
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, nil and RMB 1,554 for years ended December 31, 2015, 2016 and 2017, respectively)	9,484	1,458	303
Comprehensive (loss)/income attributable to Huami Corporation	173,991	26,741	29,511	(27,627)
Parent Company
Net (loss)/income	167,682	25,771	23,946	(37,853)
Other comprehensive (loss)/income, net of tax
Exchange differences arising on translation	(3,175)	(488)	5,262	10,226
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, nil and RMB 1,554 for years ended December 31, 2015, 2016 and 2017, respectively)	9,484	1,458	303
Comprehensive (loss)/income attributable to Huami Corporation	¥ 173,991	$ 26,741	¥ 29,511	¥ (27,627)